Cover	3 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	Freedom Holdings, Inc.
Entity Central Index Key	0001386044
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Address Line 1	10524 Independence Ave.
Entity Address City Or Town	Chatsworth
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91311
City Area Code	818
Local Phone Number	357-3155